Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	$ 74,853	$ 135,492	$ 9,058
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Qualified retirement plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	780,571	662,134
Service cost	20,319	17,725	16,932
Interest cost	38,266	37,276	35,614
Benefit obligation at end of year (PBO/PBO/APBO)	902,812	780,571	662,134
Beginning balance	521,829	475,931
Actual return on plan assets	68,174	2,384
Employer contributions	48,500	70,000
Ending balance	609,750	521,829	475,931
Funded status at year end	(293,062)	(258,742)
Qualified retirement plan [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	92,409	89,922
Benefits paid	(28,753)	(26,486)
Qualified retirement plan [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	(28,753)	(26,486)
Qualified retirement plan [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
SERP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	33,827	31,860
Service cost	274	217	372
Interest cost	1,629	1,766	2,045
Benefit obligation at end of year (PBO/PBO/APBO)	37,373	33,827	31,860
Employer contributions	2,468	2,443
Funded status at year end	(37,373)	(33,827)
SERP [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	4,111	2,427
Benefits paid	(2,468)	(2,443)
SERP [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	(2,468)	(2,443)
SERP [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
PBOP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	52,182	46,765
Service cost	977	858	856
Interest cost	2,547	2,631	2,491
Plan amendments	2,423
Benefit obligation at end of year (PBO/PBO/APBO)	59,704	52,182	46,765
Beginning balance	29,944	29,640
Actual return on plan assets	4,454	(200)
Employer contributions	1,256	904
Ending balance	35,250	29,944	29,640
Funded status at year end	(24,454)	(22,238)
PBOP [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	2,775	2,835
Benefits paid	(1,200)	(907)
PBOP [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	$ (404)	$ (400)
PBOP [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%